Expense Example - PIMCO RAE PLUS International Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years
USD ($)	85	265	460	1,025	95	296	515	1,143	491	736	1,000	1,753	146	452	782	1,713